Accrued expenses and other current liabilities	12 Months Ended
Feb. 01, 2014
Accrued expenses and other current liabilities

15. Accrued expenses and other current liabilities

	February 1, 2014	February 2, 2013
(in millions)
Accrued compensation	$81.3	$85.9
Other liabilities	50.1	48.7
Other taxes	31.7	31.9
Payroll taxes	8.0	7.4
Accrued expenses	157.4	152.5

Total accrued expenses and other current liabilities	$328.5	$326.4

Sales returns reserve included in accrued expenses above:

	Balance at beginning of period	Net adjustment(1)	Balance at end of period
(in millions)
Fiscal 2012	$7.7	$(0.4)	$7.3
Fiscal 2013	7.3	0.3	7.6
Fiscal 2014	7.6	0.8	8.4

(1)	Net adjustment relates to sales returns previously provided for and changes in estimate and the impact of foreign exchange translation between opening and closing balance sheet dates.

The US division provides a product lifetime diamond and color gemstone guarantee as long as six-month inspections are performed and certified by an authorized store representative. Provided the customer has complied with the six month inspection policy, Signet will replace, at no cost to the customer, any stone that chips, breaks or is lost from its original setting during normal wear. Management estimates the warranty accrual based on the lag of actual claims experience and the costs of such claims, inclusive of labor and material. Warranty reserve for diamond and gemstone guarantee were as follows:

	Balance at beginning of period	Warranty expense	Utilized	Balance at end of period
(in millions)
Fiscal 2012	$13.0	$7.9	$(5.8)	$15.1
Fiscal 2013	15.1	8.6	(5.2)	18.5
Fiscal 2014	18.5	7.4	(6.8)	19.1

Disclosed as:	February 1, 2014	February 2, 2013
(in millions)
Current liabilities(1)	$6.7	$6.9
Non-current liabilities (see Note 17)	12.4	11.6

Total warranty reserve	$19.1	$18.5

(1)	Included within accrued expenses above.